U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


          1.   Name and address of issuer:
                         The GCG Trust
                         280 Park Avenue
                         New York, New York  10017


          2. Name of each series or class of funds for which this notice is filed:
                         Multiple Allocation Series
                         Fully Managed Series
                         Limited Maturity Bond Series
                         Natural Resources Series
                         Real Estate Series
                         All-Growth Series
                         Capital Appreciation Series
                         The Fund For Life
                         Emerging Markets Series
                         Rising Dividends Series
                         Market Manager Series
                         Value Equity Series
                         Strategic Equity Series
                         Liquid Asset Series

          3.   Investment Company Act File Number:  811-5629

               Securities Act File Number:  33-23512

          4.   Last day of fiscal year for which this notice is filed:
                         December 31, 1995

          5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                 [   ]

          6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
                         N/A

          7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                         None

          8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                         None

          9. Number and aggregate sale price of securities sold during the fiscal year:
                         Number:        2,684,218
                         Sale Price:    $26,265,990

               Pursuant to Instruction B.5 of Form 24F-2, securities sold to unmanaged separate accounts that offer interests that are registered under the Securities Act of 1933, and on which a registration fee has been or will be paid, have been excluded from the securities reported herein. During the fiscal year ended December 31, 1995, the Registrant sold 52,399,956 shares (aggregate sale price: $194,221,365) to such separate accounts.

          10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                         Number:        2,684,218
                         Sale Price:    $26,265,990

          11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                         Number:        187
                         Sale Price:    $1,849

          12.  Calculation of registration fee:

               (i)     Aggregate sale price of securities sold
                       during the fiscal year in reliance on
                       rule 24f-2 (from Item 10):           $26,265,990

               (ii)    Aggregate price of shares issued in
                       connection with dividend reinvestment
                       plans (from Item 11, if applicable):     + 1,849


               (iii)   Aggregate price of shares redeemed
                       or repurchased during the fiscal
                       year (if applicable):                  - 950,828

                       [Pursuant to Instruction C.4 of Form 24F-2, shares redeemed from unmanaged separate accounts have not included in the number of shares redeemed provided above.]

               (iv)    Aggregate price of shares redeemed
                       or repurchased and previously
                       applied as a reduction to filing
                       fees pursuant to rule 24e-2
                       (if applicable):                    +    N/A

               (v)     Net aggregate price of securities
                       sold and issued during the fiscal
                       year in reliance on rule 24f-2
                       [line (i), plus line (ii), less
                       line (iii), plus line (iv)]
                       (if applicable):  $25,317,011

               (vi)    Multiplier prescribed by Section 6(b)
                       of the Securities Act of 1933 or other
                       applicable law or regulation (see
                       Instruction C.6):                     x  1/2900

               (vii)   Fee due [line (i) or in (v) multiplied
                       by line (vi)]:                       $ 8,730.00

          Instruction: Issuers  should complete  lines  (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

          13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                            [X]


               Date  of mailing  or wire  transfer  of filing  fees to  the
               Commission's lockbox depository:        February 23, 1996

                                      SIGNATURES

               This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

               By (Signature and Title)* /s/ Mitchell M. Cox

                                             Mitchell M. Cox
                                             Assistant Secretary


               Date  February 26, 1996

          *Please print the name and title of the signing officer below the signature.

                                Dechert Price & Rhoads
                                 1500 K Street, N.W.
                             Washington, D.C.  20005-1208
                              Telephone:  (202) 626-3300
                                 Fax:  (202) 626-3334

                                  February 26, 1996



          The GCG Trust
          280 Park Avenue
          New York, New York  10017

          Dear Sirs:

                    As counsel for The GCG Trust (the "Trust") during the fiscal year ended December 31, 1995, we are familiar with the Trust's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of beneficial interest (the "Shares") under the Securities Act of 1933 (File No. 33-23512) (the "Registration Statement"). We have also examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

                    Based  upon the  foregoing,  it  is  our  opinion  with
          respect to the Shares the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Notice") being filed by the Trust for its fiscal year ended December 31, 1995, assuming such Shares were sold at the public offering price and delivered by the Trust against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, duly and validly authorized, legally and validly issued, fully paid, and non-assessable by the Trust.

                    We consent to the filing of this opinion in connection with the Notice on Form 24F-2 to be filed by the Trust with the Securities and Exchange Commission for the Trust's fiscal year ended December 31, 1995.


                                             Very truly yours,



                                             /s/ Dechert Price & Rhoads